CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Revenues	$ 8,993	$ 8,447
Costs
Purchased power (includes $3,036 related party costs; 2024 - $2,705) (Note 27)	4,486	4,143
Operation, maintenance and administration (Note 27)	1,158	1,259
Depreciation, amortization and asset removal costs (Note 4)	1,101	1,057
Total costs	6,745	6,459
Income before financing charges, equity income and income tax expense	2,248	1,988
Financing charges (Note 5)	671	617
Equity income (Note12)	10	0
Income before income tax expense	1,587	1,371
Income tax expense (Note 6)	223	188
Net income	1,364	1,183
Other comprehensive income (loss)	3	(9)
Comprehensive income	1,367	1,174
Net income attributable to:
Noncontrolling interest (Note 26)	10	9
Common shareholder	1,354	1,174
Net income	1,364	1,183
Comprehensive income attributable to:
Noncontrolling interest (Note 26)	10	9
Common shareholder	1,357	1,165
Comprehensive income	$ 1,367	$ 1,174
Basic earnings per common share (in dollars per share)	$ 9,519	$ 8,254
Diluted earnings per common share (in dollars per share)	$ 9,519	$ 8,254
Distribution
Revenues
Revenues	$ 6,557	$ 6,175
Transmission
Revenues
Revenues	$ 2,436	$ 2,272